Subsequent Events	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the filing date of our Form 10-Q for the quarter ended June 30, 2022. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On July 15, 2022, the Sponsor loaned to the Company an aggregate of $100,000 for working capital purposes. The loan is evidenced by a promissory note (the “Note”) which is non-interest bearing and payable upon the consummation by the Company of a merger, share exchange, asset acquisition, or other similar business combination with one or more businesses or entities (a “Business Combination”). Upon consummation of a Business Combination, the Sponsor will have the option, but not the obligation, to convert the principal balance of the Note, in whole or in part, into warrants (the “Warrants”) of the Company, with each Warrant entitling the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share. The Warrants issued as a result of conversion of the Note will be identical to the warrants included in the units issued by the Company in its initial public offering.

If the Company does not consummate a Business Combination the Note will not be repaid and all amounts owed under the Note will be forgiven except to the extent that the Company has funds available to it outside of its trust account established in connection with the initial public offering (the “Trust Account”).

If the Business Combination is consummated, the Company will issue a dividend of 0.665 shares to holders of shares of common stock sold in the Company’s initial public offering (the “IPO” and the shares issued in the IPO, the “public shares”) who do not seek redemption of their public shares in connection with the Business Combination for a pro rata portion of the funds held in the trust account established in connection with the IPO.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the filing date of our Form 10-K for the period ended December 31, 2021. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.